PIMCO Funds

Supplement Dated March 30, 2020 to the Credit Bond Funds Prospectus

Dated July 31, 2019, as supplemented from time to time (the "Prospectus")

Disclosure Related to the PIMCO Senior Floating Rate Fund (the "Fund")

Effective April 1, 2020, the Fund is jointly and primarily managed by David Forgash and Michael Levinson. Accordingly, effective April 1, 2020, the paragraph in the "Investment Adviser/Portfolio Manager" section in the Fund's Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund's portfolio is jointly and primarily managed by David Forgash and Michael Levinson. Mr. Forgash is an Executive Vice President of PIMCO, and Mr. Levinson is a Senior Vice President of PIMCO. Messrs. Forgash and Levinson have jointly and primarily managed the Fund since April 2020.

In addition, effective April 1, 2020, disclosure concerning the Fund's portfolio managers in the table in the "Management of the Funds—Individual Portfolio Managers" section of the Prospectus is deleted and replaced with the following:
Portfolio
Fund	Manager	Since	Recent Professional Experience
PIMCO Senior Floating Rate	David	4/20	Executive Vice President, PIMCO. Mr. Forgash
	Forgash		is a portfolio manager and head of global
leveraged loans. In addition to being the lead
portfolio manager for leveraged loans, he is also a
member of the high yield and multi-sector credit
teams. Prior to joining PIMCO in 2018, he was a
senior portfolio manager at Millennium Capital
Partners, investing across European credit.
Previously, he was an executive director of
European credit trading at Morgan Stanley, a
managing director of U.S. credit trading at
Greenwich Capital and a vice president in credit
trading at Lehman Brothers. He has investment
experience since 1994 and holds an MBA from
the Stern School of Business at New York
University. He received an undergraduate degree
in economics from the University of Delaware.
PIMCO Senior Floating Rate	Michael	4/20	Senior Vice President, PIMCO. Mr. Levinson is
	Levinson		a leveraged finance portfolio manager and
member of the income portfolio management

team in the Newport Beach office. He joined the leveraged finance team in 2012 after two years as a credit analyst. Prior to joining PIMCO in 2009, he was a leveraged finance research analyst at Credit Suisse. He has investment experience since 2008 and holds an undergraduate degree from the United States Naval Academy.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP1_033020

PIMCO Funds

Supplement Dated March 30, 2020 to the Statement of Additional Information

dated July 31, 2019, as supplemented from time to time (the "SAI")

Disclosure Related to the PIMCO Senior Floating Rate Fund (the "Fund")

Effective April 1, 2020, the Fund is jointly and primarily managed by David Forgash and Michael Levinson.

Accordingly, effective April 1, 2020, corresponding changes are made in the table and accompanying footnotes in the subsection titled "Portfolio Managers—Other Accounts Managed" in the SAI, and the following information is added:

	Total	Total Assets of	Number of Other	Total Assets of Other
	Number of	All Other	Accounts Paying	Accounts Paying a
	Other	Accounts	a Performance	Performance Fee (in
	Accounts	(in $millions)	Fee	$millions)
Forgash19
Registered Investment	3	$3,279	0	$0.00
Companies
Other Pooled	2	$268	0	$0.00
Investment Vehicles
Other Accounts	5	$1,781	0	$0.00

Levinson31
Registered Investment	0	$0.00	0	$0.00
Companies
Other Pooled	7	$1,588	0	$0.00
Investment Vehicles
Other Accounts	8	$941	0	$0.00

19

31

Effective April 1, 2020, Mr. Forgash co-manages the PIMCO Senior Floating Rate Fund ($351.2 million as of March 31, 2019).

Effective April 1, 2020, Mr. Levinson co-manages the PIMCO Senior Floating Rate Fund ($351.2 million as of March 31, 2019).

In addition, effective April 1, 2020, the following sentence is added to the end of the paragraph immediately preceding the above table:

Effective April 1, 2020, the PIMCO Senior Floating Rate Fund is jointly and primarily managed by David Forgash and Michael Levinson. Information for Messrs. Forgash and Levinson is as of March 20, 2020.

In addition, effective April 1, 2020, corresponding changes are made in the table and accompanying footnotes in the subsection titled "Portfolio Managers—Securities Ownership" in the SAI, and the following information is added:

Portfolio
Manager	Funds Managed by Portfolio Manager	Dollar Range of Shares Owned
Forgash3	PIMCO Senior Floating Rate	None
Levinson5	PIMCO Senior Floating Rate	None

3

5

Effective April 1, 2020, Mr. Forgash co-manages the PIMCO Senior Floating Rate Fund. Information for Mr. Forgash is as of March 20, 2020.

Effective April 1, 2020, Mr. Levinson co-manages the PIMCO Senior Floating Rate Fund. Information for Mr. Levinson is as of March 20, 2020.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP2_033020